OPERATION, MAINTENANCE, AND TELECOMMUNICATION SERVICE EXPENSES (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2020 IDR (Rp)
OPERATION, MAINTENANCE, AND TELECOMMUNICATION SERVICE EXPENSES
Operation and maintenance	Rp 22,746		Rp 21,467	Rp 19,956
Radio frequency usage charges (Note 33c.i)	6,510		6,097	5,930
Leased lines and Customer Premises Equipment("CPE")	3,530		5,003	3,353
Concession fees and USO charges (Note 16)	2,601		2,472	2,411
Electricity, gas, and water	904		898	946
Cost of SIM cards, vouchers, and sales of peripherals (Note 8)	747		739	544
Project management	400		519	538
Vehicles rental and supporting facilities	343		305	378
Insurance	230		432	334
Others (each below Rp100 billion)	173		201	185
Total	Rp 38,184	$ 2,453	Rp 38,133	Rp 34,575